Trade and Other Receivables - Aging Analysis of Gross Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [line items]
Gross trade receivables	$ 705.7	$ 789.5
1-30
Trade and other receivables [line items]
Gross trade receivables	389.5	395.9
31-60
Trade and other receivables [line items]
Gross trade receivables	160.3	221.1
61-90
Trade and other receivables [line items]
Gross trade receivables	60.9	63.5
91-120
Trade and other receivables [line items]
Gross trade receivables	25.9	27.8
121+
Trade and other receivables [line items]
Gross trade receivables	$ 69.1	$ 81.2